FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21306
                                   ---------

                          FRANKLIN MUTUAL RECOVERY FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2705
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (210) 912-2100
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 06/30/06
                          ---------

ITEM 1. SCHEDULE OF INVESTMENTS.



Franklin Mutual Recovery Fund

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Mutual Recovery Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS
                                                                                  COUNTRY        RIGHTS/CONTRACTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS 73.0%
      AIRLINES 2.2%
    a ACE Aviation Holdings Inc., A .......................................        Canada             191,032         $  5,331,404
  a,b ACE Aviation Holdings Inc., A, 144A .................................        Canada              10,020              279,643
                                                                                                                      ------------
                                                                                                                         5,611,047
                                                                                                                      ------------
      AUTOMOBILES 0.3%
  a,c International Automotive Components Group Brazil LLC ................        Brazil              63,600               63,600
  a,c International Automotive Components Group LLC .......................      Luxembourg           629,600              629,600
                                                                                                                      ------------
                                                                                                                           693,200
                                                                                                                      ------------
      CHEMICALS 1.1%
    a Arkema ..............................................................        France              52,445            2,046,924
      Linde AG ............................................................        Germany             11,000              848,245
    a Linde AG, rts., 7/10/06 .............................................        Germany              2,000                7,727
                                                                                                                      ------------
                                                                                                                         2,902,896
                                                                                                                      ------------
      COMMERCIAL BANKS 1.1%
  a,c Elephant Capital Holdings Ltd. ......................................         Japan                 286              693,215
  a,c NCB Warrant Holdings Ltd., A ........................................         Japan              13,135            2,121,348
                                                                                                                      ------------
                                                                                                                         2,814,563
                                                                                                                      ------------
      COMMERCIAL SERVICES & SUPPLIES 0.8%
      ARAMARK Corp., B ....................................................     United States          60,000            1,986,600
                                                                                                                      ------------
      CONTAINERS & PACKAGING 3.8%
    d Temple-Inland Inc. ..................................................     United States         229,800            9,851,526
                                                                                                                      ------------
      DIVERSIFIED FINANCIAL SERVICES 1.0%
      Fortis ..............................................................        Belgium             75,388            2,572,058
                                                                                                                      ------------
      DIVERSIFIED TELECOMMUNICATION SERVICES 8.0%
a,c,e AboveNet Inc. .......................................................     United States          39,586            1,212,915
a,e,f Abovenet Inc., Contingent Distribution ..............................     United States       2,387,000                   --
a,c,e Abovenet Inc., Sep. 20.95 Calls, 9/09/13 ............................     United States              37                  705
      BellSouth Corp. .....................................................     United States         144,040            5,214,248
    a Embarq Corp. ........................................................     United States           9,435              386,741
    d NTL Inc. ............................................................    United Kingdom         357,782            8,908,772
      Verizon Communications Inc. .........................................     United States         144,627            4,843,558
                                                                                                                      ------------
                                                                                                                        20,566,939
                                                                                                                      ------------
      ELECTRIC UTILITIES 2.6%
      Endesa SA ...........................................................         Spain             190,790            6,636,212
                                                                                                                      ------------
      HEALTH CARE EQUIPMENT & SUPPLIES 3.2%
      Bausch & Lomb Inc. ..................................................     United States          74,870            3,671,625
    a Boston Scientific Corp. .............................................     United States         271,217            4,567,294
                                                                                                                      ------------
                                                                                                                         8,238,919
                                                                                                                      ------------


                                          Quarterly Statement of Investments | 3

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS
                                                                                  COUNTRY        RIGHTS/CONTRACTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      HEALTH CARE PROVIDERS & SERVICES 2.3%
    a Emdeon Corp. ........................................................     United States         270,555         $  3,357,588
a,c,e Kindred Healthcare Inc. .............................................     United States         103,800            2,563,860
a,c,e Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ...................     United States              50                  781
a,c,e Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ..................     United States              21                   --
a,c,e Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ..................     United States              50                   --
a,c,e Kindred Healthcare Inc., Jan. 27.90 Calls, 1/10/15 ..................     United States              50                   --
a,c,e Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ..................     United States             166                  158
                                                                                                                      ------------
                                                                                                                         5,922,387
                                                                                                                      ------------
      HOTELS, RESTAURANTS & LEISURE 1.2%
    a Trump Entertainment Resorts Inc. ....................................     United States         153,564            3,094,315
                                                                                                                      ------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.8%
      Constellation Energy Group ..........................................     United States         129,450            7,057,614
                                                                                                                      ------------
      INDUSTRIAL CONGLOMERATES 4.6%
    e Orkla ASA ...........................................................         Norway            144,420            6,694,329
      Tyco International Ltd. .............................................     United States         181,290            4,985,475
                                                                                                                      ------------
                                                                                                                        11,679,804
                                                                                                                      ------------
      INSURANCE 3.4%
  a,c Imagine Group Holdings Ltd. .........................................        Bermuda            287,034            2,939,667
  a,c Symetra Financial ...................................................     United States          51,200            5,888,000
                                                                                                                      ------------
                                                                                                                         8,827,667
                                                                                                                      ------------
      LEISURE EQUIPMENT & PRODUCTS 1.4%
      Mattel Inc. .........................................................     United States         221,430            3,655,809
                                                                                                                      ------------
      MEDIA 7.3%
    a Hollinger Inc. ......................................................         Canada             93,000              172,893
    c Hollinger International Inc., A .....................................     United States         112,700              859,732
      McClatchy Co., A ....................................................     United States          50,990            2,045,719
      News Corp., A .......................................................     United States         337,210            6,467,688
      Time Warner Inc. ....................................................     United States         353,053            6,107,817
    a Univision Communications Inc., A ....................................     United States          91,800            3,075,300
                                                                                                                      ------------
                                                                                                                        18,729,149
                                                                                                                      ------------
      METALS & MINING 3.5%
      Arcelor .............................................................      Luxembourg           185,070            8,934,975
                                                                                                                      ------------
      MULTI-UTILITIES 1.0%
      NorthWestern Corp. ..................................................     United States          74,473            2,558,148
  a,f Northwestern Corp., Contingent Distribution .........................     United States           1,020                   15
    a Northwestern Corp., wts., 11/01/07 ..................................     United States             366                3,539
                                                                                                                      ------------
                                                                                                                         2,561,702
                                                                                                                      ------------
      OIL & GAS & CONSUMABLE FUELS 2.5%
      Kerr-McGee Corp. ....................................................     United States          90,900            6,303,915
                                                                                                                      ------------
      PAPER & FOREST PRODUCTS 2.5%
    d Weyerhaeuser Co. ....................................................     United States         101,510            6,318,997
                                                                                                                      ------------


4 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS
                                                                                  COUNTRY        RIGHTS/CONTRACTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    REAL ESTATE 0.8%
  a Link REIT .............................................................       Hong Kong         1,046,200         $  2,094,730
                                                                                                                      ------------
    THRIFTS & MORTGAGE FINANCE 3.4%
    Golden West Financial Corp. ...........................................     United States          68,770            5,102,734
    Sovereign Bancorp Inc. ................................................     United States         178,815            3,631,733
                                                                                                                      ------------
                                                                                                                         8,734,467
                                                                                                                      ------------
    TOBACCO 10.7%
    Altadis SA ............................................................         Spain             105,359            4,981,488
  d Altria Group Inc. .....................................................     United States         105,490            7,746,131
    Imperial Tobacco Group PLC ............................................     United Kingdom         97,512            3,009,608
    KT&G Corp. ............................................................      South Korea          122,320            7,142,585
    Reynolds American Inc. ................................................     United States          39,740            4,582,022
                                                                                                                      ------------
                                                                                                                        27,461,834
                                                                                                                      ------------
    WIRELESS TELECOMMUNICATION SERVICES 1.5%
    Sprint Nextel Corp. ...................................................     United States         188,700            3,772,113
                                                                                                                      ------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
     (COST $173,652,846) ..................................................                                            187,023,438
                                                                                                                      ------------
    PREFERRED STOCKS (COST $4,962,000) 1.9%
    METALS & MINING 1.9%
c,e Esmark Inc., 10.00%, cvt. pfd., A .....................................     United States           4,962            4,885,585
                                                                                                                      ------------

                                                                                                  ---------------
                                                                                                     PRINCIPAL
                                                                                                      AMOUNT g
                                                                                                  ---------------
    CORPORATE BONDS & NOTES 7.1%
  b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ................         Canada            430,000 CAD          365,990
  b Dana Credit Corp., 144A, 8.375%, 8/15/07 ..............................     United States           3,000                2,955
  h Eurotunnel PLC,
       S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ............     United Kingdom         37,000 GBP           19,158
     b Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%, 12/15/12 .........     United Kingdom         65,100 GBP          119,182
       Tier 2, FRN, 5.863%, 12/31/18 ......................................     United Kingdom          9,600 GBP           17,309
       Tier 3, FRN, 5.895%, 12/31/25 ......................................     United Kingdom      3,615,500 GBP        4,747,034
    Eurotunnel SA,
     h S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 .............         France             23,000 EUR            8,238
       Senior Tranche H1 Term Loan (KFW Advance), 8.78%, 12/15/12 .........         France             18,500 EUR           23,430
     h Tier 3 (LIBOR), FRN, 3.903%, 12/31/25 ..............................         France             41,370 EUR           37,575
     h Tier 3 (LIBOR), FRN, 4.30%, 12/31/25 ...............................         France          7,850,800 EUR        7,130,627
  h Motor Coach Industries International Inc., FRN, 18.231%, 12/01/08 .....     United States       3,056,486            3,117,616
    Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ......................     United States       2,801,691            2,707,133
                                                                                                                      ------------
    TOTAL CORPORATE BONDS & NOTES (COST $15,247,778) ......................                                             18,296,247
                                                                                                                      ------------


                                          Quarterly Statement of Investments | 5

Franklin Mutual Recovery Fund
STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY       PRINCIPAL AMOUNT g        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES IN REORGANIZATION 9.9%
i Adelphia Communications Corp.,
     9.25%, 10/01/02 ......................................................     United States     $ 1,987,000         $  1,077,948
     8.125%, 7/15/03 ......................................................     United States         950,000              522,500
     9.875%, 3/01/05 ......................................................     United States          22,000               12,100
     10.25%, 11/01/06 .....................................................     United States       5,105,000            2,756,700
     9.875%, 3/01/07 ......................................................     United States          13,000                7,215
     8.375%, 2/01/08 ......................................................     United States          31,000               17,205
     7.75%, 1/15/09 .......................................................     United States          90,000               49,500
     7.875%, 5/01/09 ......................................................     United States          12,000                6,480
     9.375%, 11/15/09 .....................................................     United States       2,322,000            1,311,930
     senior note, 10.875%, 10/01/10 .......................................     United States          71,000               39,050
     senior note, 10.25%, 6/15/11 .........................................     United States         958,000              555,640
i Armstrong World Industries Inc.,
     6.35%, 8/15/03 .......................................................     United States         276,000              201,480
     6.50%, 8/15/05 .......................................................     United States          25,000               18,250
     9.75%, 4/15/08 .......................................................     United States          59,000               43,070
     7.45%, 5/15/29 .......................................................     United States       1,286,000              938,780
     Revolver, 10/29/03 ...................................................     United States          42,075               29,663
     Trade Claim ..........................................................     United States       4,131,400            2,871,323
i Century Communications Corp.,
     8.875%, 1/15/07 ......................................................     United States           5,000                5,025
     8.75%, 10/01/07 ......................................................     United States          29,000               29,000
     8.375%, 12/15/07 .....................................................     United States       1,699,000            1,715,990
     Series B, zero cpn., senior disc. note, 1/15/08 ......................     United States       1,060,000              641,300
     zero cpn., 3/15/03 ...................................................     United States          33,000               29,865
h Collins & Aikman Products Co.,
     Revolver, FRN, 11.50%, 8/31/09 .......................................     United States          16,125               15,090
     Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ...........................     United States          37,800               35,393
i Dana Corp.,
     5.85%, 1/15/15 .......................................................     United States         397,000              301,720
     7.00%, 3/01/29 .......................................................     United States          88,000               69,080
i Owens Corning, Revolver,
   j 6/26/02 ..............................................................     United States       7,579,715           11,938,051
     6/26/02 ..............................................................     United States          52,000               83,200
                                                                                                                      ------------
  TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
  (COST $24,473,276) ......................................................                                             25,322,548
                                                                                                                      ------------
  GOVERNMENT AGENCIES (COST $12,989,553) 5.1%
k Federal Home Loan Bank, 7/03/06 - 7/28/06 ...............................     United States      13,000,000           12,994,662
                                                                                                                      ------------
  TOTAL INVESTMENTS (COST $231,325,453) 97.0% .............................                                            248,522,480
  OPTIONS WRITTEN 0.0%L ...................................................                                                 (3,150)
  SECURITIES SOLD SHORT (7.4)% ............................................                                            (19,072,848)
  NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.7)% ................                                             (1,779,401)
  OTHER ASSETS, LESS LIABILITIES 11.1% ....................................                                             28,512,505
                                                                                                                      ------------
  NET ASSETS 100.0% .......................................................                                           $256,179,586
                                                                                                                      ------------


6 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY           CONTRACTS             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  OPTIONS WRITTEN 0.0% l
  HEALTH CARE EQUIPMENT & SUPPLIES 0.0% l
  Bausch & Lomb Inc., Jul. 55 Calls, 7/22/06 ..............................     United States              30         $        900
  Bausch & Lomb Inc., Aug. 55 Calls, 8/19/06 ..............................     United States              30                2,250
                                                                                                                      ------------
  TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $7,100) ........................                                                  3,150
                                                                                                                      ------------

                                                                                                      SHARES
                                                                                                  --------------
  SECURITIES SOLD SHORT 7.4%
  COMMERCIAL BANKS 1.5%
  Wachovia Corp. ..........................................................     United States          72,277            3,908,740
                                                                                                                      ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
  AT&T Inc. ...............................................................     United States         120,503            3,360,829
                                                                                                                      ------------
  ELECTRIC UTILITIES 3.1%
  FPL Group Inc. ..........................................................     United States         190,302            7,874,697
                                                                                                                      ------------
  FOOD PRODUCTS 0.7%
  Kraft Foods Inc., A .....................................................     United States          61,038            1,886,074
                                                                                                                      ------------
  HEALTH CARE PROVIDERS & SERVICES 0.8%
a WebMD Health Corp., A ...................................................     United States          43,182            2,042,508
                                                                                                                      ------------
  TOTAL SECURITIES SOLD SHORT (PROCEEDS $17,799,864) ......................                                           $ 19,072,848
                                                                                                                      ------------

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound

SELECTED PORTFOLIO ABBREVIATIONS

LIBOR - London InterBank Offered Rate
FRN - Floating Rate Note
REIT - Real Estate Investment Trust

a     Non-income producing for the twelve months ended June 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006 the aggregate value of these securities was $767,770 representing 0.30% of net assets.

c     See Note 4 regarding restricted securities.

d     Security segregated with broker for securities sold short.

e     See Note 6 regarding other considerations.

f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

g     The principal amount is stated in U.S. dollars unless otherwise indicated.

h     The coupon rate shown represents the rate at period end.

i     Defaulted security.

j     See Note 5 regarding unfunded loan commitments.

k     The security is traded on a discount basis with no stated coupon rate.

l     Rounds to less than 0.1% of net assets.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Franklin Mutual Recovery Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Franklin Mutual Recovery Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company.

1. INCOME TAXES

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .................................    $231,670,291
                                                         ============

Unrealized appreciation .............................    $ 26,435,816
Unrealized depreciation .............................      (9,583,627)
                                                         ------------
Net unrealized appreciation (depreciation) ..........    $ 16,852,189
                                                         ============

2. SYNTHETIC EQUITY SWAPS

At June 30, 2006, the Fund had the following synthetic equity swaps outstanding:

--------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF      NOTIONAL       UNREALIZED
CONTRACTS TO BUY                                                    CONTRACTS       VALUE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
BAA PLC (7.81 - 9.03) GBP .....................................       292,584     $5,048,098     $    519,080
BOC Group PLC (15.45 - 15.69) GBP .............................       334,262      9,772,698          131,928
                                                                                                 ------------
Total Contracts to buy ........................................                                  $    651,008
                                                                                                 ============

3. FORWARD EXCHANGE CONTRACTS

At June 30, 2006, the Fund had the following forward exchange contracts outstanding:

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT       SETTLEMENT      UNREALIZED
CONTRACTS TO BUY                                                   AMOUNT a          DATE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
      1,850,000  Euro .........................................    2,219,167        8/23/06      $    156,410
      1,147,230  Canadian Dollar ..............................    1,025,000        9/25/06             5,543
                                                                                                 ------------
                                                                                                 $    161,953
                                                                                                 ------------

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT       SETTLEMENT      UNREALIZED
CONTRACTS TO SELL                                                  AMOUNT a          DATE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
     11,901,798  Norwegian Krone ..............................    1,957,211        7/10/06      $     43,493
      1,068,982  Euro .........................................    1,383,211        8/23/06            10,535
      5,911,550  Norwegian Krone ..............................      985,212        9/06/06            30,754
      7,000,000  Norwegian Krone ..............................    1,174,497        9/07/06            44,222
      3,726,109  Canadian Dollar ..............................    3,400,000        9/25/06            52,882
    370,561,750  Korean Won ...................................      395,000        9/25/06             3,259
        332,445  Euro .........................................      432,112       12/06/06             2,413
                                                                                                 ------------
                                                                                                      187,558
                                                                                                 ------------
Unrealized gain on forward exchange contracts .............................................      $    349,511
                                                                                                 ------------


8 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                                    CONTRACT      SETTLEMENT      UNREALIZED
CONTRACTS TO BUY                                                    AMOUNT a         DATE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
      3,346,456  British Pound ................................    6,304,313        8/15/06      $   (109,326)
        600,000  Canadian Dollar ..............................      540,540        9/25/06            (1,568)
                                                                                                 ------------
                                                                                                 $   (110,894)
                                                                                                 ------------

--------------------------------------------------------------------------------------------------------------
                                                                    CONTRACT      SETTLEMENT      UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT a         DATE         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
        300,000  Euro .........................................      357,861        7/17/06      $    (26,399)
      7,430,270  British Pound ................................   13,071,925        8/15/06          (683,051)
     18,018,315  Euro .........................................   22,145,835        8/23/06          (991,413)
      7,774,300  Norwegian Krone ..............................    1,182,764        9/06/06           (72,448)
        100,000  Euro .........................................      124,376        9/13/06            (4,208)
      3,530,834  Euro .........................................    4,425,784        9/15/06          (114,872)
      4,394,278  Canadian Dollar ..............................    3,884,735        9/25/06           (62,591)
  2,580,362,500  Korean Won ...................................    2,675,000        9/25/06           (52,843)
        388,538  Euro .........................................      491,731        11/27/06          (10,193)
                                                                                                 ------------
                                                                                                   (2,018,018)
                                                                                                 ------------
               Unrealized loss on forward exchange contracts ...............................       (2,128,912)
                                                                                                 ------------
                 Net unrealized gain(loss) on forward exchange contracts ...................     $ (1,779,401)
                                                                                                 ============

a In U.S. Dollar unless otherwise indicated.

4. RESTRICTED SECURITIES

At June 30, 2006, the Fund held investments in restricted securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------------
   SHARES AND                                                      ACQUISITION
   CONTRACTS   ISSUER                                                  DATE           COST           VALUE
-------------------------------------------------------------------------------------------------------------
      39,586   AboveNet Inc. .................................        9/03/03      $1,511,610     $ 1,212,915
          37   AboveNet Inc., Sep. 20.95 Calls, 9/09/13 ......        4/17/06              --             705
         286   Elephant Capital Holdings Ltd. ................       10/22/03              --         693,215
       4,962   Esmark Inc., 10.00%, cvt. pfd., A .............       11/08/04       4,962,000       4,885,585
     112,700   Hollinger International Inc. ..................        4/08/04       1,956,884         859,732
     287,034   Imagine Group Holdings Ltd., A ................        8/31/04       2,939,659       2,939,667
      63,600   International Automotive Components
                Group Brazil LLC .............................        4/13/06          63,600          63,600
     629,600   International Automotive Components
                Group LLC ....................................        3/06/06         629,600         629,600
     103,800   Kindred Healthcare Inc. .......................        3/10/04       2,615,236       2,563,860
          50   Kindred Healthcare Inc., Jan. 9.07 Calls,
                1/01/13 ......................................        1/01/05              --             781
          21   Kindred Healthcare Inc., Jan. 25.99 Calls,
                1/01/14 ......................................        1/01/05              --              --
          50   Kindred Healthcare Inc., Jan. 26.00 Calls,
                1/01/12 ......................................        1/01/05              --              --
          50   Kindred Healthcare Inc., Jan. 27.90 Calls,
                1/10/15 ......................................        1/06/06              --              --


                                          Quarterly Statement of Investments | 9

Franklin Mutual Recovery Fund

4. RESTRICTED SECURITIES (CONTINUED)

-------------------------------------------------------------------------------------------------------------
   SHARES AND                                                      ACQUISITION
   CONTRACTS   ISSUER                                                  DATE           COST           VALUE
-------------------------------------------------------------------------------------------------------------
         166   Kindred Healthcare Inc., Jul. 23.75 Calls,
                7/17/11 ......................................        7/17/04      $       --     $       158
      13,135   NCB Warrant Holdings Ltd., A ..................       12/16/05       1,993,832       2,121,348
      51,200   Symetra Financial .............................        7/27/04       5,120,000       5,888,000
                                                                                                  -----------
                  TOTAL RESTRICTED SECURITIES (8.52% of Net Assets)                               $21,859,166
                                                                                                  ===========

5. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2006, unfunded commitments were as follows:

------------------------------------------------------------------
                                                         UNFUNDED
BORROWER                                                COMMITMENT
------------------------------------------------------------------
Owens Corning, Revolver, 6/26/02 ...................     $204,463

6. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual Advisers, LLC, the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At June 30, 2006, such individuals serve in one or more of these capacities for AboveNet Inc., Esmark Inc., Kindred Healthcare Inc., and Orkla ASA. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.



ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FRANKLIN MUTUAL RECOVERY FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 28, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 28, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date August 28, 2006